Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Employees
Share-based compensation
Schedule of non-vested ordinary shares activity

	Number of Shares	Weighted-Average Grant-Date Fair Value
		US$

Unvested at January 1, 2012	8,688,844	0.19
Granted	—
Vested	(5,642,161)	0.16
Forfeited	(217,603)	0.17
Unvested at December 31, 2012	2,829,080	0.24

Unvested at January 1, 2013	2,829,080	0.24
Granted	—
Vested	(2,320,633)	0.24
Forfeited	(508,447)	0.24
Unvested at December 31, 2013	—	—

Schedule of service-based share options activity

Share options	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2013	—
Granted	3,048,750	3.96
Share options exchanged in connection with the share option exchange program	23,863,578	3.96
Exercised	—
Forfeited or cancelled	—
Expired	—
Outstanding as of December 31, 2013	26,912,328	3.96	9.4	—
Granted	2,745,000	8.20
Exercised	(849,844)	3.96
Forfeited or cancelled	(2,606,232)	4.31
Expired	—
Outstanding as of December 31, 2014	26,201,252	4.37	8.5	189,729
Vested and expected to vest as of December 31, 2014	23,581,127	4.37	8.5	170,756
Exercisable as of December 31, 2014	5,199,818	3.96	8.5	39,571

Schedule of assumptions used to calculate estimated fair value of each option grant

	2013	2014
Expected volatility	47%~50%	52%~53%
Risk-free interest rate (per annum)	1.83%~2.91%	2.42%~3.5%
Exercise multiples	2.8	2.8
Expected dividend yield	—	—
Expected term (in years)	7.4~10.0	10.0
Fair value of the underlying shares on the date of option grants (US$)	3.96	6.33~12.51

Non-employees
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at January 1, 2012	—
Granted	263,770	3.67
Vested	(263,770)	3.67
Unvested at December 31, 2012	—

Unvested at January 1, 2013	—
Granted	107,992	3.96
Vested	(77,992)	3.96
Unvested at December 31, 2013	30,000	3.96

Unvested at January 1, 2014	30,000	3.96
Granted	389,965	7.89
Vested	(5,000)	3.96
Unvested at December 31, 2014	414,965	7.65

Vesting Based On Service | Employees
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value

Unvested at January 1, 2012	4,905,776	3.42
Granted	33,701,641	3.67
Vested	(4,689,658)	3.59
Forfeited	(3,099,422)	3.63
Unvested at December 31, 2012	30,818,337	3.65

Unvested at January 1, 2013	30,818,337	3.65
Granted	15,075,413	3.95
RSUs exchanged in connection with the share option exchange program	(7,954,526)	3.83
Vested	(6,365,824)	3.62
Forfeited	(4,422,552)	3.66
Unvested at December 31, 2013	27,150,848	3.77

Unvested at January 1, 2014	27,150,848	3.77
Granted	14,588,400	8.43
Vested	(6,385,905)	3.71
Forfeited	(3,649,817)	5.07
Unvested at December 31, 2014	31,703,526	5.77

Vesting Based On Performance | Employees
Share-based compensation
Schedule of RSUs activity
	Number of RSUs	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2014	—	—
Granted	1,515,151	6.33
Vested	—	—
Forfeited	(48,493)	6.33
Unvested at December 31, 2014	1,466,658	6.33